Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement Of Income And Comprehensive Income [Abstract]
NET INCOME (LOSS) AVAILABLE TO COMMON SHAREHOLDERS	$ 10,220	$ (29,808)	$ (9,943)
Unrealized (loss) gain on securities:
Unrealized holding (loss) gain arising during period	(746)	6,947	(7,170)
Reclassification adjustment for gains included in net income	(868)	(30)	(2,071)
Other comprehensive (loss) income	(1,614)	6,917	(9,241)
COMPREHENSIVE INCOME (LOSS)	$ 8,606	$ (22,891)	$ (19,184)